Selected Consolidated Unaudited Quarterly Financial Data (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended	3 Months Ended																12 Months Ended
	Apr. 10, 2013	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Total revenues		$ 2,364.0		$ 2,435.3		$ 2,140.6		$ 1,818.6		$ 2,203.8		$ 2,564.3		$ 3,361.9		$ 1,485.3		$ 8,758.5	$ 9,615.3		$ 9,718.8
Total benefits and expenses		1,736.4		2,015.3		2,215.8		2,032.9		2,311.9		2,190.4		2,508.8		1,998.2		8,000.4	9,009.3		9,441.0
Income (loss) before income taxes		627.6		420.0		(75.2)		(214.3)		(108.1)		373.9		853.1		(512.9)		758.1	606.0		277.8
Net income (loss)		653.7		447.7		(85.3)		(225.5)		(106.9)		386.8		852.1		(520.8)		790.6	611.2		102.8
Less: Net income (loss) attributable to noncontrolling interest		105.6		101.1		(3.1)		(13.5)		(84.2)		20.3		217.7		(15.6)		190.1	138.2		190.9
Net income (loss) available to ING U.S., Inc.'s common shareholder		$ 548.1		$ 346.6		$ (82.2)		$ (212.0)		$ (22.7)		$ 366.5		$ 634.4		$ (505.2)		$ 600.5	$ 473.0		$ (88.1)
Basic		$ 2.10	[1]	$ 1.33	[1]	$ (0.33)	[1]	$ (0.92)	[1]	$ (0.10)	[1]	$ 1.59	[1]	$ 2.76	[1]	$ (2.20)	[1]	$ 2.40	$ 2.06	[1]	$ (0.38)	[1]
Diluted		$ 2.08	[1]	$ 1.32	[1]	$ (0.33)	[1]	$ (0.92)	[1]	$ (0.10)	[1]	$ 1.59	[1]	$ 2.76	[1]	$ (2.20)	[1]	$ 2.38	$ 2.06	[1]	$ (0.38)	[1]
Cash dividends declared per share of common stock		$ 0.01		$ 0.01		$ 0.00		$ 0.00		$ 0.00		$ 0.00		$ 0.00		$ 0.00		$ 0.02	$ 0.00		$ 0.00
Stock split conversion ratio	2,295.248835

[1]	Per-share amounts give retroactive effect to the 2,295.248835-to-1 stock split effected on April 11, 2013.